Financial Instruments - Foreign exchange risk management (Details) - Foreign exchange risk - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Derivatives - cash flow hedging instruments
Financial instruments
Notional amount	€ 115,263	€ 129,153
Derivatives not designated as hedging instruments
Financial instruments
Notional amount	€ 626,585	€ 913,683